ESTIMATION OF FAIR VALUE (Details 4)	Dec. 31, 2017 T
Year 7
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	0.60
Year 8
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	0.90
Year 9
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	1.40
Year 10 and other
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	1.80